Interim Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Ordinary shares authorized	250,000,000	250,000,000
Ordinary shares issue	128,818,758	82,598,738
Ordinary shares outstanding	128,818,758	82,598,738
NIS [Member]
Statement [Line Items]
Ordinary shares par value	₪ 1.00	₪ 1.00